Share-based payments - Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Payments
Share-based compensation expenses related to share options granted	¥ 1,731,063	¥ 1,537,740	¥ 1,509,806
Fair value of shares vested	301,883	298,114	283,039
Employees
Share-based Payments
Share-based compensation expenses related to share options granted	302,334	298,650	¥ 283,630
Key management and employees
Share-based Payments
Unrecognized compensation cost related to unvested share options granted	¥ 0	¥ 304,593